Stockholders' Equity Deficiency	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Deficiency

3. EQUITY

Equity Financing

In May 2016, the Company entered into a securities purchase agreement providing for the issuance and sale by the Company, in a private placement, of units including 2,650,000 shares of the Company’s common stock (the “Shares”) and Warrants to purchase 7,950,000 shares of the Company’s common stock (the “Warrants”), at a price of $0.10 per Share. The Warrants have an exercise price of $0.17 per share and expire February 4, 2017. The offering closed on May 4, 2016, and aggregate proceeds to the Company from the sale of the Shares and Warrants was $265,000. $165,030 of the proceeds was received in the current period and $99,970 was received prior to April 1, 2016 and had been reflected as common stock issuable at March 31, 2016.

Common stock issued to employees for services with vesting terms

The Company has issued shares of common stock to employees and directors that vest over time. The fair value of these stock awards were based on the market price of the Company’s common stock at the dates granted, and are amortized over vesting terms ranging up to three years.

During the six months ended September 30, 2016, the Company issued an aggregate of 1,436,170 shares of its common stock to one officer and one director. The aggregate fair value of these awards was approximately $718,000, which will amortized over the 1.75 year vesting term of the awards.

At March 31, 2016, the accumulated vested balance of stock awards was $611,216. During the six months ended September 30, 2016, the fair value of stock awards that vested was $129,749. At September 30, 2016, the accumulated vested balance of the stock awards $740,965. At September 30, 2016, the amount of unvested compensation related to these awards is approximately $614,000, and will be recorded as expense over 1.4 years as the shares vest.

Shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board. In the event a recipient’s employment or service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination under the terms of the restricted stock agreement are forfeited to the Company in accordance with such restricted grant agreement.

The following table summarizes restricted common stock activity:

Number of Shares
Non-vested shares, March 31, 2016	175,833
Granted	1,436,170
Vested	(2,500)
Forfeited	(2,500)
Non-vested shares, September 30, 2016	1,607,003

5. STOCKHOLDERS’ DEFICIENCY

Equity financing

In May 2015, the Company entered into a Securities Purchase Agreement with seven purchasers for the sale of an of aggregate of 500,000 shares of the Company’s common stock (collectively, the “Shares”), and warrants to purchase an aggregate of 1,250,001 shares of the Company’s common stock for total gross proceeds of $1,500,000, or a sales price of $3.00 per share (the “Offering”). The Offering closed on May 11, 2015. The Company incurred $208,426 direct costs, fees and expenses in connection with the Offering, resulting in net cash proceeds to the Company of $1,291,574. The warrants to purchase an aggregate of 1,250,001 issued to the purchasers in the Offering were issued in three tranches: Series A Warrants to purchase up to an aggregate of 500,000 shares of the Company’s common stock, with exercise price of $4.50 per share, and a term of 5 years; Series B Warrants to purchase up to an aggregate of 500,000 shares of the Company’s common stock, with exercise price of $3.50 per share, and a term of 9 months; and Series C Warrants to purchase up to an aggregate of 250,000 shares of the Company’s common stock , with exercise price of $4.00 per share, and a term of 1 year; all of which are exercisable immediately (the Series A Warrants, the Series B Warrants and the Series C Warrants, collectively, the “Warrants”). The Company also issued warrants to purchase up to 40,000 shares of the Company’s common stock (the “Placement Agent Warrants”) to H.C. Wainwright& Co., LLC as placement agent to the Offering. The Placement Agent Warrants have an exercise price of $3.75 per share, a term of 5 years, and are exercisable immediately.

The exercise price of the Series A Warrants granted to the purchasers of the Offering includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants, provided that the exercise price shall not be reduced to less than $2.00 per share. Additionally, all of the Warrants granted to the purchasers of the Offering and the Placement Agent Warrants are subject to provision for certain fundamental transactions. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that the exercise prices of the Warrants and the Placement Agent Warrants were not fixed amounts because they are subject to fluctuation based on the occurrence of future offerings or events, and certain fundamental transactions. As a result, the Company determined that the Warrants and the Placement Agent Warrants are not considered indexed to the Company’s own stock and characterized the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the Warrants and the Placement Agent Warrants in the Offering to be $1,694,651 at issuance valued using a probability weighted average Black-Scholes-Merton pricing model. For financial statement purposes, the amount of the derivative liability created from the issuance of the Warrants and the Placement Agent Warrants of $1,694,651 has been offset to the net cash proceeds received of $1,291,574, resulting in a net reduction of additional paid-in capital of $408,077 from the sale of the Shares of common stock and Warrants.

Common stock issued to employees for services with vesting terms

The Company has issued the following shares of common stock to employees and directors that vest over time:

●	In July and August 2012, the Company issued an aggregate of 70,000 shares of its common stock to employees and a director of the Company, with aggregate fair value of $189,000 at grant date, and vesting over a period ranging from 16 months to 60 months from the date of grant under the Company’s stock option and incentive plan (the “2012 Stock Incentive Plan”).

●	In July 2013, the Company issued 10,000 shares of its common stock to an employee of the Company with fair value of $36,000 at grant date and vesting over a period of 31 months from the date of grant under the Company’s 2012 Stock Incentive Plan.

●	In conjunction with the Percipio asset purchase (see Note 3) entered into by the Company on May 2014, the Company entered into an employment agreement with a new employee, pursuant to which the Company granted 10,000 shares of its common stock with fair value of $38,000 at grant date. The 10,000 shares of stock is vesting over a period of 24 months from the date of grant under the Company’s 2012 Stock Incentive Plan.

●	In conjunction with the Distribution and License Agreements (see Note 9) entered into by the Company in August 2014, the Company entered into employment agreements with two new employees, pursuant to which the Company granted an aggregate of 140,000 shares of its common stock, with aggregate fair value of $420,000 at grant date. Of these 140,000 shares of stock, 40,000 vested immediately, and the remaining 100,000 are vesting over periods ranging from 12 months to 36 months from the date of grant. An aggregate of 100,000 shares of the Company’s restricted common stock will also be issued and will vest upon achievement certain milestones, for which the Company will account for their costs at the time their issuance becomes probable.

These shares of common stock were valued based upon the market price of the Company’s common stock at the dates of grant and determined the aggregate fair values to be of approximately $683,000. The allocable portion of the aggregate fair values of these shares of common stock that vested during the years ended March 31, 2016 and 2015 amounted to $161,936 and $329,511, respectively, and were recognized as expense in the accompanying statements of operations during the years then ended. As of March 31, 2016, approximately $86,000 of these awards remains unvested and will be amortized as compensation costs in future years.

Shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board. In the event a recipient’s employment or service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination under the terms of the restricted stock agreement are forfeited to the Company in accordance with such restricted grant agreement.

The Company reclassified $149,714 from unvested, unissued common stock to additional paid-in capital relating to the unvested portion of vested shares granted as of the prior year ended March 31, 2014, to make its presentation of stockholders’ deficiency reflect the transaction more appropriately. There was no net effect on stockholders’ deficiency.

Common stock issued for services

During the year ended March 31, 2015, the Company issued an aggregate of 79,098 shares of the Company’s common stock to consultants as payment for services and recorded an expense of $294,100 based on the closing market price of our common stock on the date of the issuance. These shares were issued outside of the 2012 Stock Incentive Plan.

In December 2014, the Company issued 7,895 shares of common stock under the 2012 Stock Incentive Plan to a consultant under the terms of a consulting agreement and recorded an expense of $30,000 based on the closing market price of our common stock on the date of issuance.

In March 2015, the Company also issued 4,000 shares of common stock under the 2012 Stock Incentive Plan, to an employee and recorded an expense of $14,800 based on the closing market price of our common stock on the date of issuance.

In May 2015, pursuant to the terms of certain consulting agreement, the Company issued an aggregate of 32,500 shares of the Company’s common stock to two consultants as payment for services and recorded an expense of $115,000 based on the fair value of the Company’s common stock at the issuance dates. In July 2015, we issued a total of 31,000 shares of our common stock to two consultants in exchange for services and recorded an expense of $61,000. These shares were issued outside of the 2012 Stock Incentive Plan.

In October and November 2015, pursuant to the terms of a certain consulting agreement, the Company issued an aggregate of 51,316 shares of the Company’s common stock to a consultant as payment for services valued at $100,000. These shares were issued outside of the 2012 Stock Incentive Plan.